Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com
John P. Falco john.falco@troutman.com

May 20, 2024

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	The Herzfeld Caribbean Basin Fund, Inc.
1940 Act File No. 811-06445

Ladies and Gentlemen:

On behalf of The Herzfeld Caribbean Basin Fund, Inc. (the “Company”), transmitted herewith for filing is a registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”). Such Registration Statement also constitutes Amendment No. 24 to the Company’s registration statement under the Investment Company Act of 1940, as amended. The Company is a non-diversified closed-end investment company whose shares are listed on the Nasdaq Capital Market (ticker symbol: CUBA). The Company meets the requirements of General Instruction A.2 under Form N-2.

The Registration Statement relates to the registration, under the 1933 Act, of the proposed offerings from time to time of up to an aggregate of $109,000,000 of shares of common stock, par value $0.001 per share (the “Common Stock”) and subscription rights to purchase Common Stock.

Pursuant to Rule 457(p) under the 1933 Act, the registration fee of $16,088.40 due with respect to the filing is being offset against the filing fees associated with the unsold securities registered under the Company’s prior registration statements on Form N-2, as further explained in Exhibit (s) to the Registration Statement.

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Registration Statement in writing or orally.

Please direct your comments and questions to the undersigned at 215.981.4659 or, in his absence, Theodore D. Edwards at 215.981.4181.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Thomas J. Herzfeld, Chairman, The Herzfeld Caribbean Basin Fund, Inc. Thomas Morgan, Chief Compliance Officer Theodore D. Edwards, Esq. Joseph A. Goldman, Esq.